Contract Cost Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Contract Cost Assets, Net
Schedule of significant components, amortization expense, weighted average useful life and estimated future amortization of contract acquisition costs

Significant components of contract cost assets as of December 31, 2018 and 2017 are summarized as follows:

(in thousands)	December 31, 2018	December 31, 2017
Contract cost assets, net	$145,598	139,249
Payments for processing rights, net	-	119,416
Total	$145,598	258,665

Amortization expense related to contract cost assets for the years ended December 31, 2018, 2017 and 2016 is as follows:

(in thousands)	2018	2017	2016
Amortization expense related to:
Contract cost assets	$35,729	29,625	28,811
Payments for processing rights	-	21,357	19,804

The weighted average useful life for contract cost assets as of December 31, 2018 is 7.7 years.

Estimated future amortization expense of contract cost assets as of December 31, 2018 for the next five years is:

(in thousands)	Contract Cost Assets
2019	$31,565
2020	29,231
2021	27,426
2022	22,404
2023	13,576